Risk/Return Detail Data - FidelityAdvisorIndustrialsFund-RetailPRO - USD ($)			12 Months Ended											60 Months Ended	96 Months Ended		120 Months Ended
		Sep. 29, 2026	Sep. 29, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 29, 2026	Sep. 29, 2026		Sep. 29, 2026
FidelityAdvisorIndustrialsFund-RetailPRO | Fidelity Advisor Industrials Fund | Select Industrials Portfolio
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.63%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.64%
Expense Example, with Redemption, 1 Year		$ 65
Expense Example, with Redemption, 3 Years		205
Expense Example, with Redemption, 5 Years		357
Expense Example, with Redemption, 10 Years		$ 798
FidelityAdvisorIndustrialsFund-RetailPRO | Fidelity Advisor Industrials Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Industrials Fund /Industrials Portfolio
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Industrials Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34 % of the average value of its portfolio.
Portfolio Turnover, Rate		34.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment. Industrial products, services and equipment, such as capital goods, construction services, machinery, commercial services, and transportation, are generally considered to be sensitive to the business cycle. These companies may include, for example, manufacturers of civil or military aerospace and defense equipment, building components, and home improvement products and equipment; civil engineering companies and large-scale contractors; companies that produce electrical components or equipment; manufacturers of industrial machinery and industrial components and products; manufacturers of agricultural machinery and equipment; providers of commercial printing services; companies providing business support services related to human capital management and office supplies, providers of commercial data processing and business outsourcing services, environmental and facilities maintenance; companies providing transportation services, including airlines, couriers, marine, road & rail, and transportation infrastructure. Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]		Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Class I , a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information for Class I , a class of shares of the fund. Performance history will be available at www.fidelity.com for Industrials Portfolio after Industrials Portfolio has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of Class I , a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time.
Performance One Year or Less [Text]		Performance history will be available at www.fidelity.com for Industrials Portfolio after Industrials Portfolio has been in operation for one calendar year.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Class I, a class of shares of the fund that is not offered through this prospectus. Industrials Portfolio would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Industrials Portfolio's returns would differ from Class I's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		23.39%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2025
Highest Quarterly Return		20.16%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(28.74%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorIndustrialsFund-RetailPRO | Fidelity Advisor Industrials Fund | F1511
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI U.S. IMI Industrials 25-50 Index
Average Annual Return, Percent			18.63%											13.48%			13.27%
FidelityAdvisorIndustrialsFund-RetailPRO | Fidelity Advisor Industrials Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											14.42%			14.82%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund | Fidelity Advisor Industrials Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.67%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.69%
Expense Example, with Redemption, 1 Year		$ 70
Expense Example, with Redemption, 3 Years		221
Expense Example, with Redemption, 5 Years		384
Expense Example, with Redemption, 10 Years		859
Expense Example, No Redemption, 1 Year		70
Expense Example, No Redemption, 3 Years		221
Expense Example, No Redemption, 5 Years		384
Expense Example, No Redemption, 10 Years		$ 859
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			24.77%											14.67%			12.77%
Annual Return [Percent]				24.77%	23.35%	22.99%	(10.39%)	16.92%	11.48%	28.09%	(15.34%)	19.87%	15.77%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund | Fidelity Advisor Industrials Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)		0.68%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.95%
Expense Example, with Redemption, 1 Year		$ 666
Expense Example, with Redemption, 3 Years		860
Expense Example, with Redemption, 5 Years		1,070
Expense Example, with Redemption, 10 Years		1,674
Expense Example, No Redemption, 1 Year		666
Expense Example, No Redemption, 3 Years		860
Expense Example, No Redemption, 5 Years		1,070
Expense Example, No Redemption, 10 Years		$ 1,674
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			17.30%											13.02%			11.81%
Annual Return [Percent]				24.46%	23.01%	22.65%	(10.62%)	16.60%	11.17%	27.75%	(15.58%)	19.56%	15.48%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund | Fidelity Advisor Industrials Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)		0.68%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.20%
Expense Example, with Redemption, 1 Year		$ 468
Expense Example, with Redemption, 3 Years		718
Expense Example, with Redemption, 5 Years		987
Expense Example, with Redemption, 10 Years		1,754
Expense Example, No Redemption, 1 Year		468
Expense Example, No Redemption, 3 Years		718
Expense Example, No Redemption, 5 Years		987
Expense Example, No Redemption, 10 Years		$ 1,754
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			19.77%											13.27%			11.78%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund | Fidelity Advisor Industrials Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[2]	1.00%
Management Fees (as a percentage of Assets)		0.68%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.70%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 273
Expense Example, with Redemption, 3 Years		536
Expense Example, with Redemption, 5 Years		923
Expense Example, with Redemption, 10 Years		1,810
Expense Example, No Redemption, 1 Year		173
Expense Example, No Redemption, 3 Years		536
Expense Example, No Redemption, 5 Years		923
Expense Example, No Redemption, 10 Years		$ 1,810
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			22.52%											13.51%			11.80%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund | Fidelity Advisor Industrials Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.57%
Expense Example, with Redemption, 1 Year		$ 58
Expense Example, with Redemption, 3 Years		183
Expense Example, with Redemption, 5 Years		318
Expense Example, with Redemption, 10 Years		714
Expense Example, No Redemption, 1 Year		58
Expense Example, No Redemption, 3 Years		183
Expense Example, No Redemption, 5 Years		318
Expense Example, No Redemption, 10 Years		$ 714
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			24.91%											14.82%	11.99%	[3]
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Industrials Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Industrials Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34 % of the average value of its portfolio.
Portfolio Turnover, Rate		34.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment. Industrial products, services and equipment, such as capital goods, construction services, machinery, commercial services, and transportation, are generally considered to be sensitive to the business cycle. These companies may include, for example, manufacturers of civil or military aerospace and defense equipment, building components, and home improvement products and equipment; civil engineering companies and large-scale contractors; companies that produce electrical components or equipment; manufacturers of industrial machinery and industrial components and products; manufacturers of agricultural machinery and equipment; providers of commercial printing services; companies providing business support services related to human capital management and office supplies, providers of commercial data processing and business outsourcing services, environmental and facilities maintenance; companies providing transportation services, including airlines, couriers, marine, road & rail, and transportation infrastructure. Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]		Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		23.23%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2025
Highest Quarterly Return		20.09%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(28.79%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund | After Taxes on Distributions | Fidelity Advisor Industrials Fund - Class I
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			24.31%											12.70%			11.09%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund | After Taxes on Distributions | Fidelity Advisor Industrials Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			16.83%											11.00%			10.09%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund | After Taxes on Distributions and Sales | Fidelity Advisor Industrials Fund - Class I
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.99%											11.15%			10.00%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund | After Taxes on Distributions and Sales | Fidelity Advisor Industrials Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.58%											9.76%			9.15%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund | F1511
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI U.S. IMI Industrials 25-50 Index
Average Annual Return, Percent			18.63%											13.48%			13.27%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Industrials Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											14.42%			14.82%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Biotechnology Fund | Fidelity Advisor Biotechnology Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[4]	0.00%
Management Fees (as a percentage of Assets)		0.67%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.94%
Expense Example, with Redemption, 1 Year		$ 665
Expense Example, with Redemption, 3 Years		857
Expense Example, with Redemption, 5 Years		1,065
Expense Example, with Redemption, 10 Years		1,663
Expense Example, No Redemption, 1 Year		665
Expense Example, No Redemption, 3 Years		857
Expense Example, No Redemption, 5 Years		1,065
Expense Example, No Redemption, 10 Years		$ 1,663
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			31.53%											6.36%			7.66%
Annual Return [Percent]				39.55%	5.34%	10.68%	(7.95%)	(3.56%)	32.16%	25.70%	(3.78%)	25.80%	(23.58%)
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Biotechnology Fund | Fidelity Advisor Biotechnology Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[4]	0.00%
Management Fees (as a percentage of Assets)		0.67%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.19%
Expense Example, with Redemption, 1 Year		$ 467
Expense Example, with Redemption, 3 Years		715
Expense Example, with Redemption, 5 Years		981
Expense Example, with Redemption, 10 Years		1,743
Expense Example, No Redemption, 1 Year		467
Expense Example, No Redemption, 3 Years		715
Expense Example, No Redemption, 5 Years		981
Expense Example, No Redemption, 10 Years		$ 1,743
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			34.36%											6.58%			7.60%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Biotechnology Fund | Fidelity Advisor Biotechnology Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[5]	1.00%
Management Fees (as a percentage of Assets)		0.68%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.69%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 272
Expense Example, with Redemption, 3 Years		533
Expense Example, with Redemption, 5 Years		918
Expense Example, with Redemption, 10 Years		1,799
Expense Example, No Redemption, 1 Year		172
Expense Example, No Redemption, 3 Years		533
Expense Example, No Redemption, 5 Years		918
Expense Example, No Redemption, 10 Years		$ 1,799
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			37.50%											6.82%			7.66%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Biotechnology Fund | Fidelity Advisor Biotechnology Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.68%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.69%
Expense Example, with Redemption, 1 Year		$ 70
Expense Example, with Redemption, 3 Years		221
Expense Example, with Redemption, 5 Years		384
Expense Example, with Redemption, 10 Years		859
Expense Example, No Redemption, 1 Year		70
Expense Example, No Redemption, 3 Years		221
Expense Example, No Redemption, 5 Years		384
Expense Example, No Redemption, 10 Years		$ 859
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			39.93%											7.91%			8.59%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Biotechnology Fund | Fidelity Advisor Biotechnology Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.57%
Expense Example, with Redemption, 1 Year		$ 58
Expense Example, with Redemption, 3 Years		183
Expense Example, with Redemption, 5 Years		318
Expense Example, with Redemption, 10 Years		714
Expense Example, No Redemption, 1 Year		58
Expense Example, No Redemption, 3 Years		183
Expense Example, No Redemption, 5 Years		318
Expense Example, No Redemption, 10 Years		$ 714
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			40.10%											8.05%	10.78%	[6]
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Biotechnology Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Biotechnology Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Biotechnology Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54 % of the average value of its portfolio.
Portfolio Turnover, Rate		54.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology. These companies may include, for example, companies engaged in the research, development, manufacturing, or marketing of products based in whole or in part on genetic analysis and genetic engineering. Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]		Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		21.50%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		30.29%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2016
Lowest Quarterly Return		(27.76%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Biotechnology Fund | After Taxes on Distributions | Fidelity Advisor Biotechnology Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			30.89%											4.83%			6.38%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Biotechnology Fund | After Taxes on Distributions and Sales | Fidelity Advisor Biotechnology Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			18.79%											4.43%			5.72%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Biotechnology Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											14.42%			14.82%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Biotechnology Fund | F1501
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI U.S. IMI Biotechnology 25-50 Index
Average Annual Return, Percent			33.50%											9.35%			9.14%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Health Care Fund | Fidelity Advisor Health Care Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[7]	0.00%
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.05%
Expenses (as a percentage of Assets)		0.96%
Expense Example, with Redemption, 1 Year		$ 667
Expense Example, with Redemption, 3 Years		863
Expense Example, with Redemption, 5 Years		1,075
Expense Example, with Redemption, 10 Years		1,685
Expense Example, No Redemption, 1 Year		667
Expense Example, No Redemption, 3 Years		863
Expense Example, No Redemption, 5 Years		1,075
Expense Example, No Redemption, 10 Years		$ 1,685
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.67%											2.34%			7.58%
Annual Return [Percent]				14.24%	3.90%	3.81%	(13.07%)	11.19%	21.08%	27.89%	7.34%	24.09%	(10.33%)
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Health Care Fund | Fidelity Advisor Health Care Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[7]	0.00%
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.05%
Expenses (as a percentage of Assets)		1.21%
Expense Example, with Redemption, 1 Year		$ 469
Expense Example, with Redemption, 3 Years		721
Expense Example, with Redemption, 5 Years		992
Expense Example, with Redemption, 10 Years		1,765
Expense Example, No Redemption, 1 Year		469
Expense Example, No Redemption, 3 Years		721
Expense Example, No Redemption, 5 Years		992
Expense Example, No Redemption, 10 Years		$ 1,765
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.96%											2.56%			7.56%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Health Care Fund | Fidelity Advisor Health Care Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[8]	1.00%
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.05%
Expenses (as a percentage of Assets)		1.71%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 274
Expense Example, with Redemption, 3 Years		539
Expense Example, with Redemption, 5 Years		928
Expense Example, with Redemption, 10 Years		1,821
Expense Example, No Redemption, 1 Year		174
Expense Example, No Redemption, 3 Years		539
Expense Example, No Redemption, 5 Years		928
Expense Example, No Redemption, 10 Years		$ 1,821
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.45%											2.78%			7.57%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Health Care Fund | Fidelity Advisor Health Care Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.05%
Expenses (as a percentage of Assets)		0.71%
Expense Example, with Redemption, 1 Year		$ 73
Expense Example, with Redemption, 3 Years		227
Expense Example, with Redemption, 5 Years		395
Expense Example, with Redemption, 10 Years		883
Expense Example, No Redemption, 1 Year		73
Expense Example, No Redemption, 3 Years		227
Expense Example, No Redemption, 5 Years		395
Expense Example, No Redemption, 10 Years		$ 883
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.52%											3.82%			8.50%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Health Care Fund | Fidelity Advisor Health Care Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.54%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.05%
Expenses (as a percentage of Assets)		0.59%
Expense Example, with Redemption, 1 Year		$ 60
Expense Example, with Redemption, 3 Years		189
Expense Example, with Redemption, 5 Years		329
Expense Example, with Redemption, 10 Years		738
Expense Example, No Redemption, 1 Year		60
Expense Example, No Redemption, 3 Years		189
Expense Example, No Redemption, 5 Years		329
Expense Example, No Redemption, 10 Years		$ 738
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.66%											3.95%	6.96%	[9]
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Health Care Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Health Care Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Health Care Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 74 % of the average value of its portfolio.
Portfolio Turnover, Rate		74.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. These companies may include, for example, companies engaged in the research, development, manufacturing, or marketing of products based on biotechnology research; companies engaged in research, development, or production of pharmaceuticals, including veterinary drugs; manufacturers, distributors, and wholesalers of health care equipment, devices, and supplies including drug delivery systems and eye care products; and owners and operators of health care facilities, HMOs, and other managed plans. Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]		Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		9.33%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2019
Highest Quarterly Return		21.25%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2018
Lowest Quarterly Return		(15.00%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Health Care Fund | After Taxes on Distributions | Fidelity Advisor Health Care Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.71%											0.95%			6.57%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Health Care Fund | After Taxes on Distributions and Sales | Fidelity Advisor Health Care Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.72%											1.75%			6.07%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Health Care Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											14.42%			14.82%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Health Care Fund | F1513
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI U.S. IMI Health Care 25-50 Index
Average Annual Return, Percent			15.54%											6.79%			9.72%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Semiconductors Fund | Fidelity Advisor Semiconductors Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[10]	0.00%
Management Fees (as a percentage of Assets)		0.65%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.91%
Expense Example, with Redemption, 1 Year		$ 663
Expense Example, with Redemption, 3 Years		848
Expense Example, with Redemption, 5 Years		1,050
Expense Example, with Redemption, 10 Years		1,630
Expense Example, No Redemption, 1 Year		663
Expense Example, No Redemption, 3 Years		848
Expense Example, No Redemption, 5 Years		1,050
Expense Example, No Redemption, 10 Years		$ 1,630
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			36.54%											28.56%			29.09%
Annual Return [Percent]				44.87%	43.72%	74.91%	(35.05%)	57.52%	43.62%	63.75%	(12.49%)	34.24%	32.42%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Semiconductors Fund | Fidelity Advisor Semiconductors Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[10]	0.00%
Management Fees (as a percentage of Assets)		0.65%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.16%
Expense Example, with Redemption, 1 Year		$ 464
Expense Example, with Redemption, 3 Years		706
Expense Example, with Redemption, 5 Years		966
Expense Example, with Redemption, 10 Years		1,710
Expense Example, No Redemption, 1 Year		464
Expense Example, No Redemption, 3 Years		706
Expense Example, No Redemption, 5 Years		966
Expense Example, No Redemption, 10 Years		$ 1,710
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			39.46%											28.85%			29.02%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Semiconductors Fund | Fidelity Advisor Semiconductors Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[11]	1.00%
Management Fees (as a percentage of Assets)		0.65%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.66%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 269
Expense Example, with Redemption, 3 Years		523
Expense Example, with Redemption, 5 Years		902
Expense Example, with Redemption, 10 Years		1,766
Expense Example, No Redemption, 1 Year		169
Expense Example, No Redemption, 3 Years		523
Expense Example, No Redemption, 5 Years		902
Expense Example, No Redemption, 10 Years		$ 1,766
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			42.78%											29.12%			29.06%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Semiconductors Fund | Fidelity Advisor Semiconductors Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.65%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.66%
Expense Example, with Redemption, 1 Year		$ 67
Expense Example, with Redemption, 3 Years		211
Expense Example, with Redemption, 5 Years		368
Expense Example, with Redemption, 10 Years		822
Expense Example, No Redemption, 1 Year		67
Expense Example, No Redemption, 3 Years		211
Expense Example, No Redemption, 5 Years		368
Expense Example, No Redemption, 10 Years		$ 822
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			45.24%											30.43%			30.21%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Semiconductors Fund | Fidelity Advisor Semiconductors Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.53%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.54%
Expense Example, with Redemption, 1 Year		$ 55
Expense Example, with Redemption, 3 Years		173
Expense Example, with Redemption, 5 Years		302
Expense Example, with Redemption, 10 Years		677
Expense Example, No Redemption, 1 Year		55
Expense Example, No Redemption, 3 Years		173
Expense Example, No Redemption, 5 Years		302
Expense Example, No Redemption, 10 Years		$ 677
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			45.41%											30.58%	31.89%	[12]
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Semiconductors Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Semiconductors Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Semiconductors Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 99 % of the average value of its portfolio.
Portfolio Turnover, Rate		99.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of semiconductors and semiconductor equipment. These companies may include, for example, manufacturers of semiconductor equipment and related products. Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Also investing primarily in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]		Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of semiconductors and semiconductor equipment.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		80.24%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2023
Highest Quarterly Return		38.96%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(28.90%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Semiconductors Fund | After Taxes on Distributions | Fidelity Advisor Semiconductors Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			34.28%											27.04%			27.20%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Semiconductors Fund | After Taxes on Distributions and Sales | Fidelity Advisor Semiconductors Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			22.98%											23.32%			24.71%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Semiconductors Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											14.42%			14.82%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Semiconductors Fund | F1508
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index
Average Annual Return, Percent			45.93%											30.17%			29.92%
Document Type		485BPOS
Registrant Name		Fidelity Advisor Series VII

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]	B On Class C shares redeemed less than one year after purchase.
[3]	A From October 2, 2018 .
[4]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[5]	B On Class C shares redeemed less than one year after purchase.
[6]	A From October 2, 2018 .
[7]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[8]	B On Class C shares redeemed less than one year after purchase.
[9]	A From October 2, 2018 .
[10]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[11]	B On Class C shares redeemed less than one year after purchase.
[12]	A From October 2, 2018 .